SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

The Company evaluated subsequent events occurring through the date these interim unaudited condensed financial statements were issued (or available to be issued). Based on this evaluation, the Company identified the following non-recognized subsequent events.

Nasdaq Listing

On August 20, 2026, the Company’s common stock commenced trading on the Nasdaq Capital Market under the ticker symbol “FBDT”, marking the completion of the Company’s Nasdaq listing process.

Conversion of Convertible Notes

On August 20, 2026, in connection with the Company’s Nasdaq listing, senior secured convertible promissory notes with an aggregate outstanding balance of $15,615,385, including original issue discount, and accrued interest of $302,896 automatically converted into 1,989,784 shares of the Company’s common stock at a conversion price of $8.00 per share. The conversion resulted in the issuance of 1,951,922 shares related to the notes and 37,862 shares related to accrued interest. Upon conversion, the associated indebtedness was fully extinguished.

May 8, 2026 Convertible Notes

On May 8, 2026 (the “Original Issuance Date”), the Company entered into a securities purchase agreement with certain related parties, pursuant to which the Company issued senior secured convertible promissory notes in the principal amount of $7,692,308 (the “Notes”), including original issue discount, and matures twelve (12) months from the Original Issuance Date. The cash proceeds, net, received by the Company were $5,000,000 on August 14, 2026. On August 20, 2026, in connection with the Company’s Nasdaq listing, the convertible notes automatically converted into 961,539 shares of the Company’s common stock at a conversion price of $8.00 per share. Upon conversion, the associated indebtedness was fully extinguished. The Company intends to use the net proceeds for working capital and general corporate purposes.

Issuance of Advisory Shares

In connection with the commencement of trading of the Company’s common stock on the Nasdaq Capital Market on August 20, 2026, the Company is required to issue 887,472 shares of common stock to RBW Capital Partners pursuant to the terms of an advisory agreement. The shares represented 1.0% of the Company’s fully diluted common stock outstanding immediately prior to the Nasdaq listing. In addition, the Company paid RBW Capital Partners a one-time cash advisory fee of $250,000 upon the successful completion of the listing.

NOTE 20 — SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events”, the Company evaluated subsequent events after December 31, 2025, through the date these Financial Statements were issued and has no transactions or events requiring disclosure except as disclosed below.

Amended and Restated Certificate of Incorporation

On January 19, 2026, the Company’s Board of Directors and stockholders approved an Amended and Restated Certificate of Incorporation. The Restated Certificate, among other matters, (i) authorizes the issuance of preferred stock in one or more series with terms to be determined by the Board, (ii) provides for one vote per share of common stock, and (iii) increases the authorized number of shares of common stock from 100,000,000 to 500,000,000 shares.

On March 11, 2026, the Company entered into the IdeaForge JV Amending Agreement with IdeaForge, pursuant to amended the terms of the IdeaForge JV Agreement. The Joint Venture was established to co-develop and manufacture high-performance drones compliant with U.S. regulatory and defense standards, including the development of related intellectual property and drone technologies to be certified and labeled as “Made in the USA.”

Pursuant to the JV Agreement, the Company and IdeaForge are each entitled to 50% of the outstanding equity interests of the Joint Venture, with each party to be issued 5,000 shares for a purchase price of $1.00.

Common stock issuances

During the period from January 2026 through March 2026, the Company issued to certain accredited investors an aggregate of 406,670 shares of common stock at $3.00 per share for an aggregate purchase price of $1,220,000. In January 2026, the Company issued to certain an accredited investor an aggregate of 102,000 shares of common stock at $1.00 per share for an aggregate purchase price of $102,000.

The Company is currently evaluating the accounting impact of this subsequent financial transaction, and the final determination will be reflected in a future reporting period.

Restricted stock issuances

On January 23, 2026, the Company granted an aggregate of 6,000,000 shares of restricted stock units to its Chief Executive Officer pursuant to a restricted stock award agreement. The underlying shares were issued and outstanding at the grant date but remain subject to vesting and forfeiture provisions. The underlying shares vest upon the satisfaction of both time-based and market-based conditions, including (i) 2,437,500 shares on April 1, 2026, 1,687,500 shares on July 1, 2026, and 1,312,500 shares on October 1, 2026, and (ii) 187,500 shares upon achieving each of $250 million, $500 million, and $750 million in fully diluted market capitalization. The underlying shares are held by the Company on behalf of the Chief Executive Officer, together with a stock power executed in favor of the Company, until such time as the vesting conditions are satisfied. The Chief Executive Officer has the right to vote the underlying shares on matters that require a stockholder vote; however, no cash dividends will be paid unless and until the shares vest, at which time any accumulated dividends declared during the vesting period will be paid, while any stock dividends will remain subject to the same vesting conditions, and unvested dividends will be forfeited if the underlying shares are forfeited. As the award was granted subsequent to December 31, 2025, no compensation expense related to this grant has been recognized in the accompanying financial statements, and the Company is in the process of determining the grant-date fair value of the award.

On January 23, 2026, the Company granted an aggregate of 4,000,000 shares of restricted stock unit to its Chief Operating Officer pursuant to a restricted stock award agreement. The underlying shares were issued and outstanding at the grant date but are subject to vesting and forfeiture provisions. The underlying shares vests upon the satisfaction of both time-based and market-based conditions, including (i) 1,625,000 shares on April 1, 2026, 1,125,000 shares on July 1, 2026, and 875,000 shares on October 1, 2026, and (ii) 125,000 shares upon achieving each of $250 million, $500 million, and $750 million in fully diluted market capitalization. The underlying shares are held by the Company on behalf of the Chief Operating Officer, together with a stock power executed in favor of the Company, until such time as the vesting conditions are satisfied. The Chief Operating Officer has the right to vote the underlying shares; however, no cash dividends will be paid unless and until the shares vest, at which time any accumulated dividends declared during the vesting period will be paid, while any stock dividends will remain subject to the same vesting conditions, and unvested dividends will be forfeited if the underlying shares are forfeited. As the award was granted subsequent to December 31, 2025, no compensation expense related to this grant has been recognized in the accompanying financial statements, and the Company is in the process of determining the grant-date fair value of the award.